Schedule of Carrying Value of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Carrying value at the beginning of the year	$ 42,575	$ 39,344	$ 39,344	$ 19,619
Loss on impairment
Carrying value at the end of the year	42,575		42,575	39,344
Parade [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill acquired in acquisition				2,587
Mens Journal [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill acquired in acquisition			1,246	17,138
Fexy Studios [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill acquired in acquisition			1,985
Bridge Media Networks L L C [Member]
Restructuring Cost and Reserve [Line Items]
Carrying value at the beginning of the year	697	697	697
Goodwill acquired in acquisition				697
Carrying value at the end of the year	$ 697	$ 697	$ 697	$ 697